Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis of preparation [Abstract]
Basis of preparation
Note 2: Basis of preparation

Statement of compliance

The Interim Financial Information has been prepared in accordance with IAS 34 ‘Interim Financial Reporting’. The Interim Financial Information should be read in conjunction with the annual audited financial statements for the financial year ended 31 December 2025, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”). The Interim Financial Information does not include all the information required for a complete set of financial statements prepared in accordance with IFRS standards. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.